WARRANTS (Details)	Jun. 29, 2022 tradingDay $ / shares	Jun. 30, 2022 shares
Class of Warrant or Right [Line Items]
Sale of warrants (in Shares) | shares		14,438,000
Per share price (in Dollars per share) | $ / shares	$ 11.50
Warrants exercise period	12 months
Number of days after completion of acquisition | tradingDay	30
Warrants expiration period	5 years
Warrants exercise price (in dollars per share) | $ / shares	$ 0.01
Period of prior written notice of redemption	30 days
Warrant price trigger (in dollars per share) | $ / shares	$ 18.00
Number of trading days in excess of price trigger | tradingDay	20
Public Warrants
Class of Warrant or Right [Line Items]
Sale of warrants (in Shares) | shares		7,188,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Sale of warrants (in Shares) | shares		7,250,000